Pensions and Post Retirement Benefits - Pre-tax Actuarial Gains and (Losses) Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pensions and Post Retirement Benefits
Defined benefit post retirement plans - actuarial net gains (losses) on benefit obligations	$ 115.6	$ (88.3)
Defined benefit pension plans
Pensions and Post Retirement Benefits
Actuarial net gains on plan assets and change in asset ceiling	78.6	17.6
Actuarial net gains (losses) on benefit obligations	33.8	(101.5)
Defined benefit post retirement plans - actuarial net gains (losses) on benefit obligations	112.4	(83.9)
Post retirement benefit plans
Pensions and Post Retirement Benefits
Actuarial net gains (losses) on benefit obligations	$ 3.2	$ (4.4)